Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

		Year Ended December 31,
	Financial Statements Location	2024	2023
Revenues—Related Party
Affiliate access agreements	Surface use royalties	$18,499	$5,436
Data center agreement	Easements and other surface-related revenues	8,000	—
Affiliate access agreements	Easements and other surface-related revenues	5,486	4,249
Affiliate access agreements	Resource royalties	3,062	—
Affiliate access agree me nts	Resource sales	387	1,785

		$35,434	$11,470

		December 31,
	Financial Statements Location	2024	2023
Accounts Receivable—Related Party
Affiliate access agreements	Related party receivable	$2,111	$1,037
Accounts Payable—Related Party
Shared services agreement	Related party payable	$686	$453